Commitments and Contingencies - Additional Information (Detail) - USD ($)		1 Months Ended	6 Months Ended
	Jun. 09, 2026	Dec. 31, 2025	Jun. 30, 2026	Mar. 05, 2026
Commitments and Contingencies [Line Items]
Shares issued, price per share		$ 10		$ 10
Deferred Underwriting Discount Per Unit		$ 0.2		$ 0.2
Deferred Underwriting Discount		$ 4,000,000		$ 4,600,000
Deferred Underwriting Commission Per Unit		$ 0.4		$ 0.4
Deferred underwriting fee		$ 0	$ 9,200,000	$ 9,200,000
Deferred Legal Fees Payable		0	$ 648,346
Previously Reported [Member]
Commitments and Contingencies [Line Items]
Deferred underwriting fee		$ 8,000,000
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Overallotment Option Vesting Period		45 days	45 days
Common Stock, Shares Subscribed but Unissued		3,000,000		3,000,000
Shares issued, price per share		$ 0.1
Deferred Underwriting Discount		$ 4,600,000
Deferred underwriting fee		$ 9,200,000
Private Placement [Member]
Commitments and Contingencies [Line Items]
Shares issued, price per share		$ 0.1
Percentage of Proceeds from Private Placement	3.00%
Out-of-pocket expenses	$ 80,000
Private Placement [Member] | Cohen & Company Securities, LLC [Member]
Commitments and Contingencies [Line Items]
Percentage of transaction fee	95.00%
Private Placement [Member] | Drexel Hamilton, LLC [Member]
Commitments and Contingencies [Line Items]
Percentage of transaction fee	5.00%